Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2021
Within one year [member]
Statement [Line Items]
Summary of Trade and Other Receivables
Amounts falling due within one year:

	30 June 2021	31 December 2020
	£m	£m
Trade receivables	5,877.1	6,572.2
Work in progress	279.1	264.1
VAT and sales taxes recoverable	284.4	236.6
Prepayments	265.6	248.1
Accrued income	3,023.4	3,150.1
Fair value of derivatives	1.8	0.2
Other debtors	493.1	501.0
	10,224.5	10,972.3

Over 1 year [member]
Statement [Line Items]
Summary of Trade and Other Receivables	Amounts falling due after more than one year:

	30 June 2021	31 December 2020
	£m	£m
Fair value of derivatives	14.4	9.6
Prepayments and other debtors	163.1	146.6
	177.5	156.2